Long-Term Debt (Summary of Redemption Dates and Prices of Senior Notes) (Parenthetical) (Details) - Senior Notes, maturing 2023 [Member]	12 Months Ended
Dec. 31, 2016
Period from April 15, 2019 to April 14, 2020 [Member]
Debt Instrument Redemption [Line Items]
Debt Instrument, Redemption Period, Start Date	Apr. 15, 2019
Debt Instrument, Redemption Period, End Date	Apr. 14, 2020
Period from April 15, 2020 to April 14, 2021 [Member]
Debt Instrument Redemption [Line Items]
Debt Instrument, Redemption Period, Start Date	Apr. 15, 2020
Debt Instrument, Redemption Period, End Date	Apr. 14, 2021
Period from April 15, 2021 to April 14, 2022 [Member]
Debt Instrument Redemption [Line Items]
Debt Instrument, Redemption Period, Start Date	Apr. 15, 2021
Debt Instrument, Redemption Period, End Date	Apr. 14, 2022
Period from April 15, 2022 to April 14, 2023 [Member]
Debt Instrument Redemption [Line Items]
Debt Instrument, Redemption Period, Start Date	Apr. 15, 2022
Debt Instrument, Redemption Period, End Date	Apr. 14, 2023